Guarantee of Registered Securities (Tables)	12 Months Ended
Dec. 31, 2019
Guarantee of Registered Securities
Condensed Consolidating Statement of Income
Condensed Consolidating Statement of Income

	Year Ended December 31, 2019
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue
Total revenue	$—	$—	$—	$—	$11,013	$—	$11,013
Expenses
Compensation and benefits	—	49	—	20	5,985	—	6,054
Information technology	—	—	—	—	494	—	494
Premises	—	—	—	23	316	—	339
Depreciation of fixed assets	—	—	—	—	172	—	172
Amortization and impairment of intangible assets	—	—	—	—	392	—	392
Other general expense	—	10	—	4	1,379	—	1,393
Total operating expenses	—	59	—	47	8,738	—	8,844
Operating income (loss)	—	(59)	—	(47)	2,275	—	2,169
Interest income	—	—	—	39	67	(98)	8
Interest expense	—	(188)	(81)	(133)	(3)	98	(307)
Intercompany interest income (expense)	—	21	—	(464)	443	—	—
Intercompany other income (expense)	—	185	—	(362)	177	—	—
Other income (expense)	—	18	—	(60)	51	(8)	1
Income (loss) from continuing operations before income taxes	—	(23)	(81)	(1,027)	3,010	(8)	1,871
Income tax expense (benefit)	—	(12)	(8)	(182)	499	—	297
Net income (loss) from continuing operations	—	(11)	(73)	(845)	2,511	(8)	1,574
Net income (loss) from discontinued operations	—	—	—	—	(1)	—	(1)
Net income (loss) before equity in earnings of subsidiaries	—	(11)	(73)	(845)	2,510	(8)	1,573
Equity in earnings of subsidiaries	1,540	1,551	283	1,254	—	(4,628)	—
Net income	1,540	1,540	210	409	2,510	(4,636)	1,573
Less: Net income attributable to noncontrolling interests	—	—	—	—	41	—	41
Net income attributable to Aon shareholders	$1,540	$1,540	$210	$409	$2,469	$(4,636)	$1,532
Condensed Consolidating Statement of Income

	Year Ended December 31, 2018
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue
Total revenue	$—	$—	$—	$—	$10,770	$—	$10,770
Expenses
Compensation and benefits	—	74	—	(1)	6,030	—	6,103
Information technology	—	—	—	—	484	—	484
Premises	—	—	—	—	370	—	370
Depreciation of fixed assets	—	—	—	—	176	—	176
Amortization and impairment of intangible assets	—	—	—	—	593	—	593
Other general expense	—	4	—	90	1,406	—	1,500
Total operating expenses	—	78	—	89	9,059	—	9,226
Operating income (loss)	—	(78)	—	(89)	1,711	—	1,544
Interest income	—	—	—	58	60	(113)	5
Interest expense	—	(203)	(83)	(101)	(4)	113	(278)
Intercompany interest income (expense)	—	15	—	(514)	499	—	—
Intercompany other income (expense)	—	65	—	(373)	308	—	—
Other income (expense)	—	41	—	(48)	3	(21)	(25)
Income (loss) from continuing operations before income taxes	—	(160)	(83)	(1,067)	2,577	(21)	1,246
Income tax expense (benefit)	—	(60)	(15)	(192)	413	—	146
Net income (loss) from continuing operations	—	(100)	(68)	(875)	2,164	(21)	1,100
Net income (loss) from discontinued operations	—	—	—	—	74	—	74
Net income (loss) before equity in earnings of subsidiaries	—	(100)	(68)	(875)	2,238	(21)	1,174
Equity in earnings of subsidiaries	—	1,255	100	1,009	—	(2,364)	—
Net income	—	1,155	32	134	2,238	(2,385)	1,174
Less: Net income attributable to noncontrolling interests	—	—	—	—	40	—	40
Net income attributable to Aon shareholders	$—	$1,155	$32	$134	$2,198	$(2,385)	$1,134
Condensed Consolidating Statement of Income

	Year Ended December 31, 2017
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Revenue
Total revenue	$—	$—	$—	$—	$9,998	$—	$9,998
Expenses
Compensation and benefits	—	150	—	26	5,827	—	6,003
Information technology	—	—	—	—	419	—	419
Premises	—	—	—	—	348	—	348
Depreciation of fixed assets	—	—	—	—	187	—	187
Amortization and impairment of intangible assets	—	—	—	—	704	—	704
Other general expense	—	12	—	20	1,240	—	1,272
Total operating expenses	—	162	—	46	8,725	—	8,933
Operating income (loss)	—	(162)	—	(46)	1,273	—	1,065
Interest income	—	—	—	52	37	(62)	27
Interest expense	—	(202)	(33)	(94)	(15)	62	(282)
Intercompany interest income (expense)	—	14	1	(543)	528	—	—
Intercompany other income (expense)	—	282	—	(385)	103	—	—
Other income (expense)	—	(62)	—	12	(93)	18	(125)
Income (loss) from continuing operations before income taxes	—	(130)	(32)	(1,004)	1,833	18	685
Income tax expense (benefit)	—	(43)	(6)	(110)	409	—	250
Net income (loss) from continuing operations	—	(87)	(26)	(894)	1,424	18	435
Net income (loss) from discontinued operations	—	—	—	—	828	—	828
Net income (loss) before equity in earnings of subsidiaries	—	(87)	(26)	(894)	2,252	18	1,263
Equity in earnings of subsidiaries	—	1,295	457	1,141	—	(2,893)	—
Net income	—	1,208	431	247	2,252	(2,875)	1,263
Less: Net income attributable to noncontrolling interests	—	—	—	—	37	—	37
Net income attributable to Aon shareholders	$—	$1,208	$431	$247	$2,215	$(2,875)	$1,226

Condensed Consolidating Statement of Comprehensive Income
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2019
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$1,540	$1,540	$210	$409	$2,510	$(4,636)	$1,573
Less: Net income attributable to noncontrolling interests	—	—	—	—	41	—	41
Net income attributable to Aon shareholders	1,540	1,540	210	409	2,469	(4,636)	1,532
Other comprehensive income (loss), net of tax:
Change in fair value of financial instruments	—	—	—	3	—	—	3
Foreign currency translation adjustments	—	—	—	—	6	8	14
Postretirement benefit obligation	—	—	—	(44)	(97)	—	(141)
Total other comprehensive income (loss)	—	—	—	(41)	(91)	8	(124)
Equity in other comprehensive income (loss) of subsidiaries, net of tax	(132)	(132)	(172)	(131)	—	567	—
Less: Other comprehensive income (loss) attributable to noncontrolling interests	—	—	—	—	—	—	—
Total other comprehensive income (loss) attributable to Aon shareholders	(132)	(132)	(172)	(172)	(91)	575	(124)
Comprehensive income (loss) attributable to Aon shareholders	$1,408	$1,408	$38	$237	$2,378	$(4,061)	$1,408

Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2018
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$—	$1,155	$32	$134	$2,238	$(2,385)	$1,174
Less: Net income attributable to noncontrolling interests	—	—	—	—	40	—	40
Net income attributable to Aon shareholders	—	1,155	32	134	2,198	(2,385)	1,134
Other comprehensive income (loss), net of tax:
Change in fair value of financial instruments	—	—	—	—	11	—	11
Foreign currency translation adjustments	—	—	—	—	(465)	21	(444)
Postretirement benefit obligation	—	—	—	(2)	19	—	17
Total other comprehensive income (loss)	—	—	—	(2)	(435)	21	(416)
Equity in other comprehensive income (loss) of subsidiaries, net of tax	—	(433)	(417)	(415)	—	1,265	—
Less: Other comprehensive income (loss) attributable to noncontrolling interests	—	—	—	—	(4)	—	(4)
Total other comprehensive income (loss) attributable to Aon shareholders	—	(433)	(417)	(417)	(431)	1,286	(412)
Comprehensive income (loss) attributable to Aon shareholders	$—	$722	$(385)	$(283)	$1,767	$(1,099)	$722
Condensed Consolidating Statement of Comprehensive Income

	Year Ended December 31, 2017
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Net income	$—	$1,208	$431	$247	$2,252	$(2,875)	$1,263
Less: Net income attributable to noncontrolling interests	—	—	—	—	37	—	37
Net income attributable to Aon shareholders	—	1,208	431	247	2,215	(2,875)	1,226
Other comprehensive income (loss), net of tax:
Change in fair value of financial instruments	—	—	—	3	9	—	12
Foreign currency translation adjustments	—	—	—	—	408	(18)	390
Postretirement benefit obligation	—	—	—	(101)	120	—	19
Total other comprehensive income (loss)	—	—	—	(98)	537	(18)	421
Equity in other comprehensive income (loss) of subsidiaries, net of tax	—	434	417	515	—	(1,366)	—
Less: Other comprehensive income (loss) attributable to noncontrolling interests	—	—	—	—	5	—	5
Total other comprehensive income (loss) attributable to Aon shareholders	—	434	417	417	532	(1,384)	416
Comprehensive income (loss) attributable to Aon shareholders	$—	$1,642	$848	$664	$2,747	$(4,259)	$1,642

Condensed Consolidating Statement of Financial Position
Condensed Consolidating Statement of Financial Position

	As of December 31, 2019
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets
Cash and cash equivalents	$—	$—	$—	$2,271	$2,619	$(4,100)	$790
Short-term investments	—	—	—	28	110	—	138
Receivables, net	—	—	—	—	3,112	—	3,112
Fiduciary assets	—	—	—	—	11,834	—	11,834
Intercompany receivables	—	246	89	1,214	12,710	(14,259)	—
Other current assets	—	—	—	7	595	—	602
Total current assets	—	246	89	3,520	30,980	(18,359)	16,476
Goodwill	—	—	—	—	8,165	—	8,165
Intangible assets, net	—	—	—	—	783	—	783
Operating lease right-of-use assets	—	—	—	110	819	—	929
Fixed assets, net	—	—	—	—	621	—	621
Deferred tax assets	—	89	4	577	165	(190)	645
Intercompany receivables	—	868	—	261	7,046	(8,175)	—
Prepaid pension	—	—	—	7	1,209	—	1,216
Other non-current assets	—	—	—	32	538	—	570
Investment in subsidiary	3,375	8,899	12,211	19,470	—	(43,955)	—
Total assets	$3,375	$10,102	$12,304	$23,977	$50,326	$(70,679)	$29,405

Liabilities and equity
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$—	$2,157	$1,994	$56	$1,832	$(4,100)	$1,939
Short-term debt and current portion of long-term debt	—	112	—	600	—	—	712
Fiduciary liabilities	—	—	—	—	11,834	—	11,834
Intercompany payables	—	234	61	12,978	986	(14,259)	—
Other current liabilities	—	—	—	80	1,006	—	1,086
Total current liabilities	—	2,503	2,055	13,714	15,658	(18,359)	15,571
Long-term debt	—	4,223	—	2,404	—	—	6,627
Non-current operating lease liabilities	—	—	—	143	801	—	944
Deferred tax liabilities	—	—	—	—	389	(190)	199
Pension, other postretirement, and other post-employment liabilities	—	—	—	1,348	390	—	1,738
Intercompany payables	—	—	—	7,212	963	(8,175)	—
Other non-current liabilities	—	1	—	113	763	—	877
Total liabilities	—	6,727	2,055	24,934	18,964	(26,724)	25,956

Equity
Total Aon shareholders' equity	3,375	3,375	10,249	(957)	31,288	(43,955)	3,375
Noncontrolling interests	—	—	—	—	74	—	74
Total equity	3,375	3,375	10,249	(957)	31,362	(43,955)	3,449
Total liabilities and equity	$3,375	$10,102	$12,304	$23,977	$50,326	$(70,679)	$29,405
Condensed Consolidating Statement of Financial Position

	As of December 31, 2018
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Assets
Current assets
Cash and cash equivalents	$—	$—	$—	$862	$3,473	$(3,679)	$656
Short-term investments	—	—	—	56	116	—	172
Receivables, net	—	—	—	—	2,760	—	2,760
Fiduciary assets	—	—	—	—	10,166	—	10,166
Intercompany receivables	—	191	20	897	11,614	(12,722)	—
Other current assets	—	—	—	16	602	—	618
Total current assets	—	191	20	1,831	28,731	(16,401)	14,372
Goodwill	—	—	—	—	8,171	—	8,171
Intangible assets, net	—	—	—	—	1,149	—	1,149
Fixed assets, net	—	—	—	—	588	—	588
Deferred tax assets	—	94	4	467	140	(144)	561
Intercompany receivables	—	403	—	261	7,225	(7,889)	—
Prepaid pension	—	—	—	5	1,128	—	1,133
Other non-current assets	—	1	—	30	417	—	448
Investment in subsidiary	—	8,433	4,421	19,031	—	(31,885)	—
Total assets	$—	$9,122	$4,445	$21,625	$47,549	$(56,319)	$26,422

Liabilities and equity
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$—	$274	$3,463	$70	$1,815	$(3,679)	$1,943
Short-term debt and current portion of long-term debt	—	250	—	—	1	—	251
Fiduciary liabilities	—	—	—	—	10,166	—	10,166
Intercompany payables	—	213	1	11,875	633	(12,722)	—
Other current liabilities	—	—	—	69	867	—	936
Total current liabilities	—	737	3,464	12,014	13,482	(16,401)	13,296
Long-term debt	—	4,231	—	1,762	—	—	5,993
Deferred tax liabilities	—	—	—	—	325	(144)	181
Pension, other postretirement, and other post-employment liabilities	—	—	—	1,275	361	—	1,636
Intercompany payables	—	—	—	7,390	499	(7,889)	—
Other non-current liabilities	—	3	—	167	927	—	1,097
Total liabilities	—	4,971	3,464	22,608	15,594	(24,434)	22,203

Equity
Total Aon shareholders' equity	—	4,151	981	(983)	31,887	(31,885)	4,151
Noncontrolling interests	—	—	—	—	68	—	68
Total equity	—	4,151	981	(983)	31,955	(31,885)	4,219
Total liabilities and equity	$—	$9,122	$4,445	$21,625	$47,549	$(56,319)	$26,422

Condensed Consolidating Statement of Cash Flows
Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2019
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities
Cash provided by (used for) operating activities - continuing operations	$—	$280	$1,346	$(140)	$2,254	$(1,905)	$1,835
Cash provided by operating activities - discontinued operations	—	—	—	—	—	—	—
Cash provided by (used for) operating activities	—	280	1,346	(140)	2,254	(1,905)	1,835

Cash flows from investing activities
Proceeds from investments	—	—	123	29	189	(280)	61
Payments for investments	—	—	—	(62)	(124)	73	(113)
Net sales (purchases) of short-term investments — non-fiduciary	—	—	—	28	7	—	35
Acquisition of businesses, net of cash acquired	—	—	—	—	(39)	—	(39)
Sale of businesses, net of cash sold	—	—	—	—	52	—	52
Capital expenditures	—	—	—	—	(225)	—	(225)
Cash used for investing activities - continuing operations	—	—	123	(5)	(140)	(207)	(229)
Cash used for investing activities - discontinued operations	—	—	—	—	—	—	—
Cash used for investing activities	—	—	123	(5)	(140)	(207)	(229)

Cash flows from financing activities
Share repurchase	—	(1,960)	(1,469)	—	—	—	(1,960)
Advances from (to) affiliates	—	2,350	—	314	(2,886)	1,691	—
Issuance of shares for employee benefit plans	—	(131)	—	—	—	—	(131)
Issuance of debt	—	2,739	—	3,313	—	—	6,052
Repayment of debt	—	(2,868)	—	(2,073)	—	—	(4,941)
Cash dividends to shareholders	—	(410)	—	—	—	—	(410)
Noncontrolling interests and other financing activities	—	—	—	—	(103)	—	(103)
Cash provided by (used for) financing activities - continuing operations	—	(280)	(1,469)	1,554	(2,989)	1,691	(1,493)
Cash used for financing activities - discontinued operations	—	—	—	—	—	—	—
Cash provided by (used for) financing activities	—	(280)	(1,469)	1,554	(2,989)	1,691	(1,493)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	21	—	21
Net increase (decrease) in cash and cash equivalents	—	—	—	1,409	(854)	(421)	134
Cash and cash equivalents at beginning of year	—	—	—	862	3,473	(3,679)	656
Cash and cash equivalents at end of year	$—	$—	$—	$2,271	$2,619	$(4,100)	$790

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2018
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities
Cash provided by operating activities - continuing operations	$—	$1,575	$2,676	$3	$2,700	$(5,268)	$1,686
Cash provided by operating activities - discontinued operations	—	—	—	—	—	—	—
Cash provided by operating activities	—	1,575	2,676	3	2,700	(5,268)	1,686

Cash flows from investing activities
Proceeds from investments	—	—	—	24	955	(908)	71
Payments for investments	—	(13)	—	(47)	(33)	13	(80)
Net sales (purchases) of short-term investments — non-fiduciary	—	—	—	299	49	—	348
Acquisition of businesses, net of cash acquired	—	—	—	—	(58)	—	(58)
Sale of businesses, net of cash sold	—	—	—	—	(10)	—	(10)
Capital expenditures	—	—	—	—	(240)	—	(240)
Cash provided by (used for) investing activities - continuing operations	—	(13)	—	276	663	(895)	31
Cash used for investing activities - discontinued operations	—	—	—	—	—	—	—
Cash provided by (used for) investing activities	—	(13)	—	276	663	(895)	31

Cash flows from financing activities
Share repurchase	—	(1,470)	—	—	—	—	(1,470)
Advances from (to) affiliates	—	156	(2,676)	(2,291)	(2,523)	7,334	—
Issuance of shares for employee benefit plans	—	(149)	—	—	—	—	(149)
Issuance of debt	—	1,723	—	4,028	3	—	5,754
Repayment of debt	—	(1,441)	—	(3,678)	(298)	—	(5,417)
Cash dividends to shareholders	—	(382)	—	—	—	—	(382)
Noncontrolling interests and other financing activities	—	—	—	—	(35)	—	(35)
Cash used for financing activities - continuing operations	—	(1,563)	(2,676)	(1,941)	(2,853)	7,334	(1,699)
Cash used for financing activities - discontinued operations	—	—	—	—	—	—	—
Cash used for financing activities	—	(1,563)	(2,676)	(1,941)	(2,853)	7,334	(1,699)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	(118)	—	(118)
Net decrease in cash and cash equivalents	—	(1)	—	(1,662)	392	1,171	(100)
Cash and cash equivalents at beginning of year	—	1	—	2,524	3,081	(4,850)	756
Cash and cash equivalents at end of year	$—	$—	$—	$862	$3,473	$(3,679)	$656

Condensed Consolidating Statement of Cash Flows

	Year Ended December 31, 2017
(millions)	Aon Ireland	Aon UK	Aon Global Holdings Limited	Aon Corporation	Other Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated
Cash flows from operating activities
Cash provided by operating activities - continuing operations	$—	$2,787	$618	$503	$1,804	$(5,043)	$669
Cash provided by operating activities - discontinued operations	—	—	—	—	65	—	65
Cash provided by operating activities	—	2,787	618	503	1,869	(5,043)	734

Cash flows from investing activities
Proceeds from investments	—	224	1,683	587	582	(3,008)	68
Payments for investments	—	(261)	(1,141)	(29)	(2,259)	3,626	(64)
Net sales (purchases) of short-term investments — non-fiduciary	—	—	—	(215)	(17)	—	(232)
Acquisition of businesses, net of cash acquired	—	—	—	—	(1,029)	—	(1,029)
Sale of businesses, net of cash sold	—	—	—	—	4,246	—	4,246
Capital expenditures	—	—	—	—	(183)	—	(183)
Cash provided by (used for) investing activities - continuing operations	—	(37)	542	343	1,340	618	2,806
Cash used for investing activities - discontinued operations	—	—	—	—	(19)	—	(19)
Cash provided by (used for) investing activities	—	(37)	542	343	1,321	618	2,787

Cash flows from financing activities
Share repurchase	—	(2,399)	—	—	—	—	(2,399)
Advances from (to) affiliates	—	426	(1,160)	95	(1,966)	2,605	—
Issuance of shares for employee benefit plans	—	(121)	—	—	—	—	(121)
Issuance of debt	—	544	—	1,100	10	—	1,654
Repayment of debt	—	(835)	—	(1,150)	(14)	—	(1,999)
Cash dividends to shareholders	—	(364)	—	—	—	—	(364)
Noncontrolling interests and other financing activities	—	—	—	—	(36)	—	(36)
Cash provided by (used for) financing activities - continuing operations	—	(2,749)	(1,160)	45	(2,006)	2,605	(3,265)
Cash used for financing activities - discontinued operations	—	—	—	—	—	—	—
Cash provided by (used for) financing activities	—	(2,749)	(1,160)	45	(2,006)	2,605	(3,265)

Effect of exchange rate changes on cash and cash equivalents	—	—	—	—	69	—	69
Net increase in cash and cash equivalents	—	1	—	891	1,253	(1,820)	325
Cash and cash equivalents at beginning of year (1)	—	—	—	1,633	1,828	(3,030)	431
Cash and cash equivalents at end of year	$—	$1	$—	$2,524	$3,081	$(4,850)	$756

(1)	Includes $5 million of discontinued operations at December 31, 2016 .